Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and Cash Equivalents
Other cash equivalents	€ 12,001	€ 14,004	€ 41,767
Cash at bank and at hand	93,686	21,837	14,925
Cash and cash equivalents	€ 105,687	€ 35,840	€ 56,692	€ 59,051